TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate (as a percent)	10.00%
Ownership interest in FIE (as a percent)	25.00%
Cumulative undistributed earnings of the Company's PRC subsidiaries	¥ 9,793,059	¥ 8,425,647
Unrecognized deferred tax liability of the Company's PRC subsidiaries	¥ 979,306	¥ 842,565
Hong Kong
TAXATION
Withholding income tax rate for Hong Kong (as a percent)	5.00%
PRC
TAXATION
Income tax rate (as a percent)	25.00%
Cayman Islands
TAXATION
Withholding tax amount	¥ 0
British Virgin Islands
TAXATION
Withholding tax amount	¥ 0
51net | Hong Kong
TAXATION
Income tax rate (as a percent)	16.50%
Tech JV | PRC
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Review frequency of the qualifications for High and New Technology Enterprise	3 years
Beijing Lagou Network Technology Co., Ltd
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Beijing Zhiding Youyuan Management Consulting Co., Ltd
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%